Term deposits and other financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Term Deposits
Schedule of term deposits
Term deposits and other financial assets are comprised the following:

	As of December 31,
In thousands of USD	2021	2022
Financial assets at fair value through profit or loss	198,998	38,646
Financial assets at fair value through OCI	195,722	116,116
Short term deposits - banks	995	1,084
Term Deposits and other financial assets	395,715	155,846

Schedule of other financial assets
Other financial assets comprised the following:

	As of December 31,
In thousands of USD	2021	2022
Current financial assets measured at fair value through profit or loss	198,998	38,646
Current financial assets measured at fair value through other comprehensive income	195,722	116,116
Other financial assets – current	394,720	154,762

Schedule of financial assets at fair value through FVOCI of allowance for ECL of other financial assets
The movement in the fair value reserve for financial assets at fair value through other comprehensive income (“FVOCI”), including the allowance for expected credit losses (“ECL”), is as follows:

In thousands of USD	OCI on financial assets at fair value
Balance as of December 31, 2020	—
Changes in fair value of financial assets	(4,029)
Changes in allowance for expected credit losses - increase / (reversal)	88
Changes recognized in other comprehensive income of the period (Note 16)	(3,941)
Balance as of December 31, 2021	(3,941)
Changes in fair value of financial assets	(12,051)
Deferred tax assets on fair value loss through through other comprehensive income	4,124
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	2,290
Changes in allowance for expected credit losses - increase / (reversal)	(35)
Changes recognized in other comprehensive income of the period (Note 16)	(5,672)
Balance as of December 31, 2022	(9,613)

Schedule of allowance for expected credit losses ("ECL") of other financial assets measured at fair value
The movement of allowance for expected credit losses (“ECL”) of other financial assets measured at fair value through other comprehensive income is as follows:

In thousands of USD	ECL of other financial assets
Balance as of December 31, 2020	—
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income (Note 28)	88
Total changes in allowance for expected credit losses	88
Balance as of December 31, 2021	88
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income (Note 28)	(35)
Total changes in allowance for expected credit losses	(35)
Balance as of December 31, 2022	53